Goodwill, Intangible and Long-Lived Assets (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Carrying value of intangible assets
Weighted-average amortization period	11 years	9 years	11 years
Gross	$ 443,263	$ 442,366	$ 444,868
Accumulated amortization	(303,902)	(279,102)	(260,065)
Net value	139,361	163,264	184,803
Trademarks with indefinite lives	149,766	150,035	162,750
Total intangible assets	289,127	313,299	347,553
Software [Member]
Carrying value of intangible assets
Weighted-average amortization period	8 years	8 years	8 years
Gross	126,258	114,404	107,779
Accumulated amortization	(88,384)	(77,018)	(66,106)
Net value	37,874	37,386	41,673
All Other [Member]
Carrying value of intangible assets
Weighted-average amortization period	12 years	10 years	12 years
Gross	317,005	327,962	337,089
Accumulated amortization	(215,518)	(202,084)	(193,959)
Net value	$ 101,487	$ 125,878	$ 143,130